SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 93.7%
	EQUITY FUNDS - 93.7%
3,588,457	Communication Services Select Sector SPDR Fund				$177,700,391
1,498,281	Consumer Discretionary Select Sector SPDR Fund ^				180,842,517
2,803,220	Consumer Staples Select Sector SPDR Fund ^				172,173,772
2,956,064	Energy Select Sector SPDR Fund ^				174,998,989
5,189,885	Financial Select Sector SPDR Fund ^				145,316,780
2,055,440	Health Care Select Sector SPDR Fund ^				185,256,807
2,310,052	Industrial Select Sector SPDR Fund ^				179,329,337
3,202,993	Materials Select Sector SPDR Fund ^				186,414,192
935,821	Real Estate Select Sector SPDR Fund ^				36,815,198
2,321,089	Technology Select Sector SPDR Fund ^				186,917,297
2,700,636	Utilities Select Sector SPDR Fund ^				174,839,175
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,281,661,624)				1,800,604,455

Contracts *
	PURCHASED OPTIONS - 8.6%
	PURCHASED CALL OPTIONS - 2.7%	Expiration Date	Exercise Price	Notional Value
706	S&P 500 Index +	10/18/2019	$2,875	$202,975,000	8,256,670
706	S&P 500 Index +	10/18/2019	2,925	206,505,000	5,326,770
250	S&P 500 Index +	11/15/2019	2,850	71,250,000	3,936,250
743	S&P 500 Index +	11/15/2019	2,880	213,984,000	9,885,615
397	S&P 500 Index +	11/15/2019	2,920	115,924,000	4,047,415
743	S&P 500 Index +	11/15/2019	2,980	221,414,000	4,454,285
397	S&P 500 Index +	11/15/2019	3,020	119,894,000	1,447,065
250	S&P 500 Index +	11/15/2019	3,050	76,250,000	563,750
749	S&P 500 Index +	12/31/2019	2,875	215,337,500	12,399,695
749	S&P 500 Index +	12/31/2019	3,175	237,807,500	760,235
	TOTAL CALL OPTIONS PURCHASED (Cost - $38,725,117)				51,077,750

	PURCHASED PUT OPTIONS - 5.9%
1,704	S&P 500 Index +	10/18/2019	2,375	404,700,000	42,600
1,654	S&P 500 Index +	10/18/2019	2,410	398,614,000	49,620
1,063	S&P 500 Index +	12/31/2019	2,475	263,092,500	1,137,410
1,000	S&P 500 Index +	12/31/2019	2,700	270,000,000	3,025,000
1,572	S&P 500 Index +	12/31/2019	2,850	448,020,000	8,795,340
1,063	S&P 500 Index +	12/31/2019	3,025	321,557,500	11,623,905
2,526	S&P 500 Index +	12/18/2020	2,500	631,500,000	23,984,370
799	S&P 500 Index +	12/18/2020	2,800	223,720,000	13,267,395
2,863	S&P 500 Index +	12/18/2020	2,850	815,955,000	51,805,985
	TOTAL PUT OPTIONS PURCHASED (Cost - $188,016,558)				113,731,625

	TOTAL PURCHASED OPTIONS (Cost - $226,741,675)				164,809,375

Shares
	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
12,155,027	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 1.84% **				12,155,027
	TOTAL SHORT TERM INVESTMENTS (Cost - $12,155,027)

	TOTAL INVESTMENTS - 102.9% (Cost - $1,520,558,326)				$1,977,568,857
	CALL OPTIONS WRITTEN - (1.9) % (Proceeds - $29,927,787)				(36,866,600)
	PUT OPTIONS WRITTEN - (1.2) % (Proceeds - $37,561,904)				(23,782,105)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				4,803,643
	NET ASSETS - 100.0%				$1,921,723,795

Contracts *
	OPTIONS WRITTEN - (3.1) %
	CALL OPTIONS WRITTEN - (1.9) %	Expiration Date	Exercise Price	Notional Value
1,412	S&P 500 Index +	10/18/2019	$2,900	$409,480,000	$13,519,900
1,486	S&P 500 Index +	11/15/2019	2,930	435,398,000	14,050,130
500	S&P 500 Index +	11/15/2019	2,950	147,500,000	4,012,500
794	S&P 500 Index +	11/15/2019	2,970	235,818,000	5,284,070
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $29,927,787)				36,866,600

	PUT OPTIONS WRITTEN - (1.2) %
1,213	S&P 500 Index +	12/20/2019	2,725	330,542,500	3,596,545
1,000	S&P 500 Index +	12/31/2019	2,400	240,000,000	745,000
1,572	S&P 500 Index +	12/31/2019	2,500	393,000,000	1,902,120
2,126	S&P 500 Index +	12/31/2019	2,750	584,650,000	7,951,240
1,498	S&P 500 Index +	12/31/2019	3,025	453,145,000	9,587,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $37,561,904)				23,782,105

	TOTAL OPTIONS WRITTEN (Proceeds - $67,489,691)				$60,648,705

SPDR - Standard & Poor's Depositary Receipts
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 90.6%
	EQUITY FUNDS - 90.6%
335,810	iShares Core MSCI Emerging Markets ETF ^				$16,461,406
484,313	iShares MSCI Emerging Markets ETF ^				19,793,873
	TOTAL EXCHANGE TRADED FUNDS (Cost - $35,129,835)				36,255,279

Contracts *
	PURCHASED OPTIONS - 9.5%
	PURCHASED CALL OPTIONS - 2.2%	Expiration Date	Exercise Price	Notional Value
363	iShares MSCI Emerging Markets ETF +	1/17/2020	$42	$1,524,600	34,848
16	S&P 500 Index +	10/18/2019	2,875	4,600,000	187,120
16	S&P 500 Index +	10/18/2019	2,925	4,680,000	120,720
5	S&P 500 Index +	11/15/2019	2,850	1,425,000	78,725
16	S&P 500 Index +	11/15/2019	2,880	4,608,000	212,880
9	S&P 500 Index +	11/15/2019	2,920	2,628,000	91,755
16	S&P 500 Index +	11/15/2019	2,980	4,768,000	95,920
9	S&P 500 Index +	11/15/2019	3,020	2,718,000	32,805
5	S&P 500 Index +	11/15/2019	3,050	1,525,000	11,275
	TOTAL CALL OPTIONS PURCHASED (Cost - $675,679)				866,048

	PURCHASED PUT OPTIONS - 7.3%	Expiration Date	Exercise Price	Notional Value
3,919	iShares MSCI Emerging Markets ETF +	1/15/2021	39	15,284,100	1,195,295
4,982	iShares MSCI Emerging Markets ETF +	1/15/2021	40	19,928,000	1,743,700
37	S&P 500 Index +	10/18/2019	2,375	8,787,500	925
37	S&P 500 Index +	10/18/2019	2,410	8,917,000	1,110
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,621,269)				2,941,030

	TOTAL PURCHASED OPTIONS (Cost - $5,296,948)				3,807,078

	TOTAL INVESTMENTS - 100.1% (Cost - $40,426,783)				$40,062,357
	CALL OPTIONS WRITTEN - (2.0) % (Proceeds - $665,654)				(815,897)
	PUT OPTIONS WRITTEN - (0.1) % (Proceeds - $48,179)				(48,227)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%				798,273
	NET ASSETS - 100.0%				$39,996,506
Contracts *
	OPTIONS WRITTEN - (2.1) %
	CALL OPTIONS WRITTEN - (2.0) %	Expiration Date	Exercise Price	Notional Value
363	iShares MSCI Emerging Markets ETF +	1/17/2020	$45	$1,633,500	$6,897
32	S&P 500 Index +	10/18/2019	2,900	9,280,000	306,400
32	S&P 500 Index +	11/15/2019	2,930	9,376,000	302,560
10	S&P 500 Index +	11/15/2019	2,950	2,950,000	80,250
18	S&P 500 Index +	11/15/2019	2,970	5,346,000	119,790
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $665,654)				815,897

	PUT OPTIONS WRITTEN - (0.1) %
1,663	iShares MSCI Emerging Markets ETF +	11/15/2019	38	6,319,400	48,227
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $48,179)

	TOTAL OPTIONS WRITTEN (Proceeds - $713,833)				$864,124

ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares					Fair Value
	EXCHANGE-TRADED FUND - 92.6%
	EQUITY FUND - 92.6%
572,100	iShares MSCI EAFE ETF ^				$37,306,641
	TOTAL EXCHANGE-TRADED FUND - (Cost - $34,382,176)

Contracts *
	PURCHASED OPTIONS - 6.5%
	PURCHASED CALL OPTIONS - 1.9%	Expiration Date	Exercise Price	Notional Value
15	S&P 500 Index +	10/18/2019	$2,875.00	$4,312,500	175,425
15	S&P 500 Index +	10/18/2019	2,925.00	4,387,500	113,175
5	S&P 500 Index +	11/15/2019	2,850.00	1,425,000	78,725
15	S&P 500 Index +	11/15/2019	2,880.00	4,320,000	199,575
8	S&P 500 Index +	11/15/2019	2,920.00	2,336,000	81,560
15	S&P 500 Index +	11/15/2019	2,980.00	4,470,000	89,925
8	S&P 500 Index +	11/15/2019	3,020.00	2,416,000	29,160
5	S&P 500 Index +	11/15/2019	3,050.00	1,525,000	11,275
	TOTAL CALL OPTIONS PURCHASED (Cost - $599,854)				778,820

	PURCHASED PUT OPTIONS - 4.6%	Expiration Date	Exercise Price	Notional Value
1,198	iShares MSCI EAFE ETF +	12/20/2019	57.00	6,828,600	32,945
1,198	iShares MSCI EAFE ETF +	12/20/2019	63.00	7,547,400	119,800
2,734	iShares MSCI EAFE ETF +	1/15/2021	60.00	16,404,000	743,648
2,817	iShares MSCI EAFE ETF +	1/15/2021	61.00	17,183,700	867,636
170	iShares MSCI EAFE ETF +	1/15/2021	65.00	1,105,000	78,200
1	MSCI EAFE Index +	12/20/2019	1,600.00	160,000	355
1	MSCI EAFE Index +	12/20/2019	1,800.00	180,000	1,830
33	S&P 500 Index +	10/18/2019	2,375.00	7,837,500	825
33	S&P 500 Index +	10/18/2019	2,410.00	7,953,000	990
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,733,013)				1,846,229

	TOTAL PURCHASED OPTIONS (Cost - $4,332,867)				2,625,049
Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
294,495	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 1.84% ^ **				294,495
	TOTAL SHORT TERM INVESTMENTS (Cost - $294,495)

	TOTAL INVESTMENTS - 99.9% (Cost - $39,009,538)				$40,226,185
	CALL OPTIONS WRITTEN - (2.0) % (Proceeds - $664,678)				(797,012)
	PUT OPTIONS WRITTEN - (0.5) % (Proceeds - $547,110)				(191,870)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%				1,052,299
	NET ASSETS - 100.0%				$40,289,602
Contracts *
	OPTIONS WRITTEN - (2.5) %
	CALL OPTIONS WRITTEN - (2.0) %	Expiration Date	Exercise Price	Notional Value
1,642	iShares MSCI EAFE ETF +	11/15/2019	$68.00	$11,165,600	$22,988
1,171	iShares MSCI EAFE ETF +	11/15/2019	68.50	8,021,350	16,394
30	S&P 500 Index +	10/18/2019	2,900.00	8,700,000	287,250
30	S&P 500 Index +	11/15/2019	2,930.00	8,790,000	283,650
10	S&P 500 Index +	11/15/2019	2,950.00	2,950,000	80,250
16	S&P 500 Index +	11/15/2019	2,970.00	4,752,000	106,480
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $664,678)				797,012

	PUT OPTIONS WRITTEN - (0.5) %
2,212	iShares MSCI EAFE ETF +	11/15/2019	62.00	13,714,400	88,480
2,396	iShares MSCI EAFE ETF +	12/20/2019	60.00	14,376,000	101,830
2	MSCI EAFE Index +	12/20/2019	1,700.00	340,000	1,560
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $547,110)				191,870

	TOTAL OPTIONS WRITTEN (Proceeds - $1,211,788)				$988,882

EAFE - Europe, Australasia and Far East
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares					Fair Value
	EXCHANGE-TRADED FUND - 85.6%
	EQUITY FUND - 85.6%
15,000	iShares Core S&P 500 ETF ^				$4,477,800
	TOTAL EXCHANGE-TRADED FUND - (Cost - $4,207,010)

Contracts *
	PURCHASED OPTIONS - 11.5%
	PURCHASED CALL OPTIONS - 7.0%	Expiration Date	Exercise Price	Notional Value
1	S&P 500 Index +	10/18/2019	$2,875	$287,500	11,695
1	S&P 500 Index +	10/18/2019	2,925	292,500	7,545
1	S&P 500 Index +	11/15/2019	2,880	288,000	13,305
1	S&P 500 Index +	11/15/2019	2,920	292,000	10,195
1	S&P 500 Index +	11/15/2019	2,980	298,000	5,995
1	S&P 500 Index +	11/15/2019	3,020	302,000	3,645
4	S&P 500 Index +	12/18/2020	2,775	1,110,000	142,380
1	S&P 500 Index +	12/18/2020	2,925	292,500	25,585
2	S&P 500 Index +	12/18/2020	3,050	610,000	36,110
2	S&P 500 Index +	12/18/2020	3,075	615,000	33,350
6	S&P 500 Index +	12/18/2020	3,150	1,890,000	76,890
	TOTAL CALL OPTIONS PURCHASED (Cost - $243,901)				366,695

	PURCHASED PUT OPTIONS - 4.5%
3	S&P 500 Index +	10/18/2019	2,375	712,500	75
3	S&P 500 Index +	10/18/2019	2,410	723,000	90
1	S&P 500 Index +	12/31/2019	2,475	247,500	1,070
1	S&P 500 Index +	12/31/2019	2,775	277,500	4,145
2	S&P 500 Index +	12/31/2019	2,800	560,000	9,180
1	S&P 500 Index +	12/31/2019	3,025	302,500	10,935
1	S&P 500 Index +	12/18/2020	2,575	257,500	11,015
4	S&P 500 Index +	12/18/2020	2,625	1,050,000	48,420
2	S&P 500 Index +	12/18/2020	2,700	540,000	27,810
4	S&P 500 Index +	12/18/2020	2,750	1,100,000	60,820
4	S&P 500 Index +	12/18/2020	2,775	1,110,000	63,580
	TOTAL PUT OPTIONS PURCHASED (Cost - $273,710)				237,140

	TOTAL OPTIONS PURCHASED (Cost - $517,611)				603,835
Shares
	SHORT-TERM INVESTMENTS - 5.9%
	MONEY MARKET FUND - 5.9%
307,077	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 1.84% ^ **				307,077
	TOTAL SHORT TERM INVESTMENTS (Cost - $307,077)

	TOTAL INVESTMENTS - 103.0% (Cost - $5,031,698)				$5,388,712
	CALL OPTIONS WRITTEN - (3.4) % (Proceeds - $131,282)				(179,670)
	PUT OPTIONS WRITTEN - (0.5) % (Proceeds - $36,011)				(24,520)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				47,992
	NET ASSETS - 100.0%				$5,232,514
Contracts *
	OPTIONS WRITTEN - (3.9) %
	CALL OPTIONS WRITTEN - (3.4) %	Expiration Date	Exercise Price	Notional Value
3	S&P 500 Index +	10/11/2019	$2,975	$892,500	$9,165
2	S&P 500 Index +	10/18/2019	2,900	580,000	19,150
2	S&P 500 Index +	10/18/2019	3,050	610,000	990
2	S&P 500 Index +	11/15/2019	2,930	586,000	18,910
2	S&P 500 Index +	11/15/2019	2,970	594,000	13,310
4	S&P 500 Index +	12/18/2020	3,100	1,240,000	61,340
1	S&P 500 Index +	12/18/2020	3,225	322,500	9,455
2	S&P 500 Index +	12/18/2020	3,300	660,000	13,350
2	S&P 500 Index +	12/18/2020	3,350	670,000	10,330
6	S&P 500 Index +	12/18/2020	3,400	2,040,000	23,670
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $131,282)				179,670

	PUT OPTIONS WRITTEN - (0.5) %
3	S&P 500 Index +	12/20/2019	2,725	817,500	8,895
3	S&P 500 Index +	12/31/2019	2,675	802,500	8,145
2	S&P 500 Index +	12/31/2019	2,750	550,000	7,480
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $36,011)				24,520

	TOTAL OPTIONS WRITTEN (Proceeds - $167,293)				$204,190

ETF - Exchange Traded Fund
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares					Fair Value
	EXCHANGE-TRADED FUND - 91.9%
	EQUITY FUND - 91.9%
234,000	iShares Russell 2000 ETF ^				$35,413,560
	TOTAL EXCHANGE-TRADED FUND - (Cost - $30,513,398)

Contracts *
	PURCHASED OPTIONS - 8.0%
	PURCHASED CALL OPTIONS - 2.0%	Expiration Date	Exercise Price	Notional Value
15	S&P 500 Index +	10/18/2019	$2,875	$4,312,500	175,425
15	S&P 500 Index +	10/18/2019	2,925	4,387,500	113,175
5	S&P 500 Index +	11/15/2019	2,850	1,425,000	78,725
15	S&P 500 Index +	11/15/2019	2,880	4,320,000	199,575
8	S&P 500 Index +	11/15/2019	2,920	2,336,000	81,560
15	S&P 500 Index +	11/15/2019	2,980	4,470,000	89,925
8	S&P 500 Index +	11/15/2019	3,020	2,416,000	29,160
5	S&P 500 Index +	11/15/2019	3,050	1,525,000	11,275
	TOTAL CALL OPTIONS PURCHASED (Cost - $599,854)				778,820

	PURCHASED PUT OPTIONS - 6.0%	Expiration Date	Exercise Price	Notional Value
49	Russell 2000 Index +	12/20/2019	1,580	7,742,000	386,365
119	Russell 2000 Index +	12/18/2020	1,350	16,065,000	813,365
88	Russell 2000 Index +	12/18/2020	1,400	12,320,000	723,360
27	Russell 2000 Index +	12/18/2020	1,550	4,185,000	370,710
33	S&P 500 Index +	10/18/2019	2,375	7,837,500	825
33	S&P 500 Index +	10/18/2019	2,410	7,953,000	990
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,695,759)				2,295,615

	TOTAL OPTIONS PURCHASED (Cost - $4,295,613)				3,074,435
Shares
	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUND - 0.1%
54,549	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 1.84% **				54,549
	TOTAL SHORT TERM INVESTMENTS (Cost - $54,549)

	TOTAL INVESTMENTS - 100.0% (Cost - $34,863,560)				$38,542,544
	CALL OPTIONS WRITTEN - (2.0) % (Proceeds - $615,096)				(757,630)
	PUT OPTIONS WRITTEN - (0.4) % (Proceeds - $274,669)				(170,950)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%				936,258
	NET ASSETS - 100.0%				$38,550,222
Contracts *
	OPTIONS WRITTEN - (2.4) %
	CALL OPTIONS WRITTEN - (2.0) %	Expiration Date	Exercise Price	Notional Value
30	S&P 500 Index +	10/18/2019	$2,900	$8,700,000	$287,250
30	S&P 500 Index +	11/15/2019	2,930	8,790,000	283,650
10	S&P 500 Index +	11/15/2019	2,950	2,950,000	80,250
16	S&P 500 Index +	11/15/2019	2,970	4,752,000	106,480
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $615,096)				757,630

	PUT OPTIONS WRITTEN - (0.4) %
46	Russell 2000 Index +	11/15/2019	1,420	6,532,000	57,270
49	Russell 2000 Index +	12/20/2019	1,420	6,958,000	113,680
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $274,669)				170,950

	TOTAL OPTIONS WRITTEN (Proceeds - $889,765)				$928,580

ETF - Exchange-Traded Fund
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Funds' investments carried at fair value:

Swan Defined Risk Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,800,604,455	$-	$-	$1,800,604,455
Purchased Call Options	-	51,077,750	-	51,077,750
Purchased Put Options	-	113,731,625	-	113,731,625
Short Term Investments	12,155,027	-	-	12,155,027
	$1,812,759,482	$164,809,375	$-	$1,977,568,857
Liabilities *
Call Options Written	$-	$36,866,600	$-	$36,866,600
Put Options Written	-	23,782,105	-	23,782,105
Total	$-	$60,648,705	$-	$60,648,705

Swan Defined Risk Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,255,279	$-	$-	$36,255,279
Purchased Call Options	34,848	831,200	-	866,048
Purchased Put Options	2,938,995	2,035	-	2,941,030
	$39,229,122	$833,235	$-	$40,062,357
Liabilities
Call Options Written	$6,897	$809,000	$-	$815,897
Put Options Written	48,227	-	-	48,227
Total	$55,124	$809,000	$-	$864,124

Swan Defined Risk Foreign Developed Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,306,641	$-	$-	$37,306,641
Purchased Call Options	-	778,820	-	778,820
Purchased Put Options	119,800	1,726,429	-	1,846,229
Short Term Investments	294,495	-	-	294,495
	$37,720,936	$2,505,249	$-	$40,226,185
Liabilities *
Call Options Written	$22,988	$774,024	$-	$797,012
Put Options Written	88,480	103,390	-	191,870
Total	$111,468	$877,414	$-	$988,882

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Swan Defined Risk Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,477,800	$-	$-	$4,477,800
Purchased Call Options	-	366,695	-	366,695
Purchased Put Options	-	237,140	-	237,140
Short Term Investments	307,077	-	-	307,077
	$4,784,877	$603,835	$-	$5,388,712
Liabilities *
Call Options Written	$-	$179,670	$-	$179,670
Put Options Written	-	24,520	-	24,520
Total	$-	$204,190	$-	$204,190
Swan Defined Risk U.S. Small Cap Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,413,560	$-	$-	$35,413,560
Purchased Call Options	-	778,820	-	778,820
Purchased Put Options	-	2,295,615	-	2,295,615
Short Term Investments	54,549	-	-	54,549
	$35,468,109	$3,074,435	$-	$38,542,544
Liabilities *
Call Options Written	$-	$757,630	$-	$757,630
Put Options Written	-	170,950	-	170,950
Total	$-	$928,580	$-	$928,580

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Options Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Unrealized Appreciation/Depreciation on Derivatives
Swan Defined Risk Fund	Equity Contracts
Purchased Options	(61,932,300)
Written Options	6,840,986
Swan Defined Risk Emerging Markets Fund	Equity Contracts
Purchased Options	(1,489,870)
Written Options	(150,291)
Swan Defined Risk Foreign Developed Fund	Equity Contracts
Purchased Options	(1,707,818)
Written Options	222,906
Swan Defined Risk Growth Fund	Equity Contracts
Purchased Options	86,224
Written Options	(36,897)
Swan Defined Risk U.S. Small Cap Fund	Equity Contracts
Purchased Options	(1,221,178)
Written Options	(38,815)
SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Swan Defined Risk Fund	$1,418,693,318	$509,095,779	$(10,868,945)	$498,226,834
Swan Defined Risk Emerging Markets Fund	39,926,469	2,441,507	(3,169,743)	$(728,236)
Swan Defined Risk Foreign Developed Fund	38,051,432	3,268,035	(2,082,164)	$1,185,871
Swan Defined Risk Growth Fund	4,899,016	294,518	(9,012)	$285,506
Swan Defined Risk U.S. Small Cap Fund	32,891,947	4,800,561	(78,544)	$4,722,017